Company Overview - Narrative (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021 item
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of metallurgical consultants	2	2